Interim condensed consolidated statement of financial position - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 156,432	€ 134,718
Intangible assets	22,253	24,648
Right-of-use assets	54,285	47,817
Deferred tax assets	523	523
Other financial assets	56,621	62,487
Total non-current assets	290,114	270,193
Current assets
Inventories	29,544	26,017
Prepayments and other assets	18,716	9,079
Trade and other receivables	39,929	47,235
Contract assets	2,843	1,512
Other financial assets	6,389	601
Cash and cash equivalents	65,150	83,022
Total current assets	162,571	167,466
Total assets	452,685	437,659
Equity
Share capital	32,062	32,061
Share premium	365,900	365,900
Reserves	(14,375)	(6,860)
Accumulated deficit	(396,856)	(364,088)
Equity attributable to equity holders of the Company	(13,269)	27,013
Non-controlling interests	613	745
Total equity	(12,656)	27,758
Non-current liabilities
Borrowings	312,400	269,033
Lease liabilities	50,371	44,044
Provisions and other liabilities	887	520
Contract liabilities	1,119	2,442
Deferred tax liabilities	1,980	2,184
Total non-current liabilities	366,757	318,223
Current liabilities
Trade and other payables	49,454	56,390
Contract liabilities	11,681	7,917
Current tax liabilities	1,212	1,572
Lease liabilities	8,296	7,280
Provisions and other liabilities	24,258	17,223
Warrant liabilities	3,683	1,296
Total current liabilities	98,584	91,678
Total liabilities	465,341	409,901
Total equity and liabilities	€ 452,685	€ 437,659